Vessels and other fixed assets, net:	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net:

5.       Vessels and other fixed assets, net:

The amounts in the consolidated balance sheets are analyzed as follows:

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2019	$3,410,923	$(445,396)	$2,965,527
- Acquisitions, improvements and other vessel costs	44,388	—	44,388
- Depreciation for the period	—	(69,958)	(69,958)
Balance, June 30, 2020	$3,455,311	$(515,354)	$2,939,957

As of June 30, 2020, 82 of the Company’s 116 vessels, having a net carrying value of $2,231,837, were subject to first-priority mortgages as collateral to their loan facilities (Note 8). The carrying value of the 34 vessels under bareboat lease agreements as of June 30, 2020 which meet the criteria of financing transactions and to which we act as lessees was $707,940 (Note 6). In addition, certain of the Company’s vessels having a net carrying value of $699,726 are subject to second-priority mortgages as collateral to certain of the Company’s loan facilities.

Vessels acquired / delivered / disposed of during the six-month period ended June 30, 2020

No vessel acquisitions or disposals took place during the six-month period ended June 30, 2020. The amounts reported under “Acquisitions, improvements, and other vessel costs” in the table above which incurred during the six months ended June 30, 2020 were made mainly in connection with the acquisition and installations of scrubber equipment and ballast water management systems on certain of the Company’s vessels.